UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

March 31, 2013

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

ADVERTISING AGENCIES

INTERPUBLIC GROUP

1,182,700

15,410,581

AUTO PARTS & EQUIP.

AUTOZONE, INC*

22,500

8,927,325

AUTOMOTIVE

CARMAX, INC.*

600,000

25,020,000

BANKING

HOME BANCSHARES INC

250,000

9,417,500

M&T BANK CORP

75,000

7,737,000

BANK OF THE OZARKS

253,000

11,220,550

SCBT FINANCIAL CORP

234,110

11,799,144

TCF FINANCIAL CORP

902,163

13,496,358

53,670,552

COMMERCIAL SERVICES

McGRATH RENTCORP

347,000

10,7910,700

DIVERSIFIED HEALTHCARE

JOHNSON & JOHNSON

105,000

8,560,650

DIVERSIFIED MANUFACTURING

ILLINOIS TOOL WORKS

339,950

20,716,553

ELECTRONIC EQUIPMENT

ZEBRA TECHNOLOGY*

648,502

30,563,899

HEALTH CARE DISTRIBUTIO

PATTERSON COS INC

445,000

16,927,800

HEALTH CARE EQUIP/DEVIC

STRYKER CORP

266,000

17,353,840

WATERS CORP*

125,000

11,738,750

29,092,590

HEALTH CARE SERVICES

MEDNAX, INC*

388,200

34,794,366

HOME FURNISHINGS

MOHAWK INDUSTRIES*

103,100

11,662,672

INSURANCE AGENCY

BROWN & BROWN INC

1,682,696

53,913,579

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

160,000

24,129,600

LIFE INSURANCE

PROTECTIVE LIFE CORP

335,400

12,007,320

MACHINERY & EQUIPMENT

DONALDSON COMPANY

642,400

23,248,456

GRACO INC.

180,550

10,477,316

IDEX CORP.

771,750

41,226,885

74,952,657

OIL & GAS EXPLORATION

EOG RESOURCES, INC

191,000

24,461,370

EVOLUTION PETROLEUM*

285,646

2,899,306

SOUTHWESTERN ENERGY*

237,000

8,830,620

36,191,296

PROPERTY & CASUALTY INS

BERKSHIRE HATHAWAY*

246

38,444,880

LOEWS CORP

210,000

9,254,700

MARKEL CORPORATION*

64,850

32,651,975

WHITE MOUNTAINS INS

61,693

34,987,334

115,338,889

PUBLISHING

JOHN WILEY & SON

217,000

8,454,320

REAL ESTATE DEVELOPMENT

BROOKFIELD ASSET MGT

735,000

26,820,150

RESTAURANTS

YUM! BRANDS, INC

350,600

25,222,164

RETAIL STORES

BED BATH & BEYOND*

345,600

22,263,552

ROSS STORES, INC

572,844

34,725,803

56,989,355

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

60,000

2,205,600

SPECIALTY CHEMICAL

SIGMA-ALDRICH CORP.

60,000

4,660,800

TRANSPORTATION

FORWARD AIR CORP

389,233

14,514,498

HEARTLAND EXPRESS

1,333,333

17,786,662

KNIGHT TRANSPORT

576,900

9,288,090

41,589,250

UTILITIES/GAS

QUESTAR CORP

123,100

2,995,023

VETERINARY DIAGNOSTICS

VCA ANTECH INC.*

278,600

6,544,314

MONEY MARKETS

AIM SHORT TERM TREAS

1

54,010,974

FINAL TOTALS

397,282,414

812,163,984

*Non-income-producing security

March 31, 2013

FAM EQUITY-INCOME

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

BANKING

M&T BANK CORP

5,000

515,800

SCBT FINANCIAL CORP

58,000

2,923,200

3,439,000

BEVERAGE - NON ALCHOHOL

DR PEPPER SNAPPLE GR

47,000

2,206,650

COMMERCIAL SERVICES

McGRATH RENTCORP

136,264

4,237,810

COMPUTER SOFTWARE & SVC

CA, INC

50,000

1,258,500

CONSUMER ELECTRONICS

GARMIN LTD.

34,600

1,143,184

CONSUMER STAPLES

FLOWERS FOODS, INC

178,500

5,879,790

HAZARDOUS WASTE DISPOSA

US ECOLOGY INC

249,869

6,634,021

HEALTH CARE EQUIP/DEVIC

STRYKER CORP

105,500

6,882,820

HEALTH CARE SERVICES

LANDAUER INC

20,000

1,127,600

HEALTHCARE DISTRIBUTION

PATTERSON COS INC

162,000

6,162,480

HOUSEHOLD DURABLES

TUPPERWARE BRANDS CO

40,000

3,269,600

INSURANCE AGENCY

ARTHUR J GALLAGHER

137,920

5,697,475

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

22,300

3,363,063

MACHINERY & EQUIPMENT

DONALDSON COMPANY

125,600

4,545,464

IDEX CORP.

120,984

6,462,965

11,008,429

OIL & GAS EXPLORATION

EOG RESOURCES, INC

39,000

4,994,730

PACKAGED GOODS

McCORMICK & CO

27,000

1,985,850

PROPERTY & CASUALTY INS

ONEBEACON INS. GROUP

314,666

4,254,284

PUBLISHING

JOHN WILEY & SON

8,350

325,316

REITS - DATA CENTER

DIGITAL REALTY TRUST

55,000

3,680,050

REITS - STORAGE

PUBLIC STORAGE PRF Q

50,300

1,380,232

RETAIL STORES

ROSS STORES, INC

103,843

6,294,962

SEMICONDUCTORS

ALTERA CORP

61,000

2,163,670

MICROCHIP TECHNOLOGY

101,000

3,712,760

XILINX, INC

141,414

5,397,772

11,274,202

SPECIALTY CHEMICAL

SIGMA-ALDRICH CORP.

50,000

3,884,000

TECHNOLOGY

NATIONAL INSTRUMENTS

122,000

3,995,500

TOYS

MATTEL, INC

155,299

6,800,543

UTILITIES/GAS

QUESTAR CORP

77,800

1,892,874

UTILITIES/WATER

AQUA AMERICA INC

159,000

4,998,960

MONEY MARKETS

AIM SHORT TERM TREAS

8,808,238

FINAL TOTALS

84,973,511

126,880,167

March 31, 2013

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

BANKING

HOME BANCSHARES INC

18,500

696,895

PINNACLE FINANCIAL

26,500

619,040

SCBT FINANCIAL CORP

13,300

670,320

1,986,255

COMMERCIAL SERVICES

McGRATH RENTCORP

24,500

761,950

COMPUTER SOFTWARE & SVC

WEBSENSE, INC

24,750

371,250

DIVERSIFIED HOLDING CO.

BIGLARI HOLDINGS INC

2,835

1,057,993

ELECTRONIC MANUFACTURIN

FABRINET

96,050

1,403,290

FOOD PRODUCTS

INVENTURE FOODS, INC

31,092

241,895

HAZARDOUS WASTE DISPOSA

US ECOLOGY INC

30,800

817,740

HEALTH CARE FACILITIES

US PHYSICAL THERAPY

28,200

757,170

INDUSTRIAL MACHINERY

JOHN BEAN TECHNOL.

53,000

1,099,750

INVESTMENT MANAGEMENT

WESTWOOD HOLDINGS GR

24,250

1,077,427

LASER SYSTEMS/COMPONENT

ROFIN-SINAR TECHNOL.

35,050

949,504

OIL & GAS EXPLORATION

EVOLUTION PETROLEUM

116,000

1,177,400

PROP & CASUALTY INS

AMERISAFE, INC

35,500

1,261,670

REITS - DIVERSIFIED

WINTHROP REALTY TR.

25,400

319,532

RETAIL - AUTOMOBILE

AMERICA'S CAR-MART

21,250

993,225

RETAIL STORES

DESTINATION MATERNIT

11,300

264,420

GORDMANS STORES, INC

34,000

398,140

rue21, INC.

22,250

653,927

1,316,487

SERVICES - DATA PROCESS

CASS INFORMATION SYS

15,675

658,977

TRANSPORTATION

PATRIOT TRANSPORT.

31,132

866,092

WHOLESALE WIRE & CABLE

HOUSTON WIRE & CABLE

85,250

1,103,987

MONEY MARKETS

AIM SHORT TERM TREAS

1

3,262,487

FINAL TOTALS

21,484,086

*Non-income-producing security

**  FAM Funds - 3/31/13

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$418,001,917

$43,169,726

$3,185,418

Unrealized depreciation (b)

-$3,120,347

-$1,263,070

-$228,461

Net unrealized apprec/deprec ( c)

$414,881,570

$41,906,656

$2,956,957

Aggregate cost of securities (d)

$397,282,414

$84,973,511

$18,527,129

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2012:

FAM Value Fund

Level 1

Common Stocks

$758,153,009

Temporary Investments

$  54,010,974

Total Investments in Securities

$812,163,984

FAM Equity-Income Fund

Level 1

Common Stocks

$116,691,696

Preferred Stocks

$    1,380,232

Temporary Investments

$   8,808,238

Total Investments in Securities

$126,880,167

FAM Small Cap Fund

Level 1

Common Stocks

$  18,221,598

Temporary Investments

$    3,262,487

Total Investments in Securities

$   21,484,086

During the period ended March 31, 2013 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 6, 2013
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 6, 2013

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 6, 2013